Summary of Significant Accounting Policies - Antidilutive Shares (Details) - shares	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Antidilutive Securities
Ant-dilutive shares (shares)	4,643,896	2,881,113
Unvested restricted incentive shares
Antidilutive Securities
Ant-dilutive shares (shares)	412,797	815,632
Share options
Antidilutive Securities
Ant-dilutive shares (shares)	4,231,099	2,065,481